Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accrued Liabilities Current [Abstract]
Deposits from advertising agencies and customers	¥ 16,029	$ 2,302	¥ 13,760
Accrued professional fees	7,869	1,130	7,059
Advertising and promotion expenses payables and accruals	73,533	10,562	83,805
General operating expenses payables and accruals	71,350	10,249	36,955
Consideration to be paid for acquisition of Yitian Xindong (Note 4)			71,100
Deposits from original investor of Yitian Xindong (Note 4)	16,700	2,399	14,200
Deposits from individual property buyers	83,131	11,941
Forward contract in relation to future disposal of investments in Particle (Note 9)	15,988	2,297
Others	8,841	1,270	449
Total	¥ 293,441	$ 42,150	¥ 227,328